Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The following information is being provided as required by Item 402(x) of Regulation S-K. We do not grant equity awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity grant dates for the purpose of affecting the value of any award granted to a NEO.
We also do not take material, non-public information into account when determining the timing and terms of the equity grants. We generally grant annual equity awards to our executives in the first quarter of each year during our open trading window following the release of our prior year results. We generally grant annual equity awards to our non-employee directors following the annual meeting. During 2025, none of our NEOs was granted any stock options to purchase shares of our common stock.

Award Timing Method	We do not grant equity
awards in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on equity grant dates for the purpose of affecting the value of any award granted to a NEO.
We also do not take material, non-public information into account when determining the timing and terms of the equity grants. We generally grant annual equity awards to our executives in the first quarter of each year during our open trading window following the release of our prior year results. We generally grant annual equity awards to our non-employee directors following the annual meeting. During 2025, none of our NEOs was granted any stock options to purchase shares of our common stock.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Similarly, we do not time the release of material,
non-public information based on equity grant dates for the purpose of affecting the value of any award granted to a NEO.
We also do not take material, non-public information into account when determining the timing and terms of the equity grants.
MNPI Disclosure Timed for Compensation Value	false